Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Taxes [Abstract]
Income Tax Expense

	December 31, 2019	December 31, 2018
Current federal	$2,627	$972
Deferred federal (1)	(187)	85
Total	$2,440	$1,057

(1)	Includes tax benefit of operating loss carryforwards of $34 and $34 for the years ended December 31, 2019 and 2018, respectively.

Effective Tax Rates Differ From Federal Statutory Rate

	December 31, 2019	December 31, 2018
Federal Statutory rate times financial statement income	$2,529	$1,119
Effect of:
Stock compensation	(18)	(13)
Bank owned life insurance income	(30)	(29)
Low income housing tax credits	(59)	(30)
Other	18	10
	$2,440	$1,057
Effective tax rate	20%	20%

Deferred Tax Assets And Liabilities

	2019	2018
Deferred tax assets:
Allowance for loan and lease losses	$1,170	$1,085
Compensation related issues	433	273
Deferred loan fees	-	6
Nonaccrual interest	55	45
Net operating loss carry forward	432	467
Operating lease liabilities	412	-
Other	-	40
	2,502	1,916
Deferred tax liabilities:
FHLB stock dividend	226	226
Deferred loan costs	7	-
Depreciation	73	82
Operating lease right-of-use assets	374	-
Other	36	-
Prepaid expenses	65	48
	781	356
Net deferred tax asset	$1,721	$1,560